Segmented Information (Summary of Results by Geographic Location) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of geographical areas [line items]
Total revenue	$ 67,777	$ 57,223
Total assets	2,094,558	2,061,751
Canada [member]
Disclosure of geographical areas [line items]
Total revenue	33,916	31,453
Total assets	1,167,980	1,146,243
United States [member]
Disclosure of geographical areas [line items]
Total revenue	29,706	22,097
Total assets	753,258	749,353
Other International [Member]
Disclosure of geographical areas [line items]
Total revenue	4,155	3,673
Total assets	$ 173,320	$ 166,155